SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2022
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

4.SHORT-TERM INVESTMENTS

	As of December 31,
	2021	2022
	RMB	RMB
Wealth management products	884,996	2,665,047
Deposits	—	793,042
Total	884,996	3,458,089

Investment income from short-term investments was RMB9,095, RMB24,744 and RMB65,150 for the years ended December 31, 2020, 2021 and 2022, respectively.